Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 8,589,282	$ 8,385,283
Restricted cash	97,108	59,426
Trade and other receivables, net	949,225	977,578
Inventories	892,882	934,779
Total current assets	10,528,497	10,357,066
Non-current assets
Property, plant and equipment, net	81,420	80,547
Right-of-use assets	232,868	460,300
Total non-current assets	314,288	540,847
Total assets	10,842,785	10,897,913
Current liabilities
Trade and other payables	1,233,654	1,420,019
Lease liabilities	211,265	223,700
Total current liabilities	1,444,919	1,643,719
Non-current liabilities
Lease liabilities	16,028	229,078
Employee benefits	200,604	202,151
Governmental liabilities on grants received	12,468	4,560
Financial liability	5,140,921	1,075,808
Total non-current liabilities	5,370,021	1,511,597
Total liabilities	6,814,940	3,155,316
Net assets	4,027,845	7,742,597
Equity
Issued capital	34,837,206	31,035,121
Reserves	(417,959)	(911,480)
Accumulated losses	(30,391,402)	(22,381,044)
Total equity	$ 4,027,845	$ 7,742,597